Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Lessee, Operating Lease Assets and Liabilities [Table Text Block]
	2023	2022
Operating lease right-of-use assets	$1,270	$1,386

Current portion of obligations under operating leases	$432	$424
Long-term portion of obligations under operating leases	838	962
Total obligations under operating leases	$1,270	$1,386
	2023	2022
Leased property under finance leases	$13,131	$12,004
Less accumulated amortization	(7,420)	(7,003)
Leased property under finace leases, net	$5,711	$5,001

Current portion of obligations under finance leases	$198	$115
Long-term portion of obligations under finance leases	598	381
Total obligations under finance leases	$796	$496

Lease, Cost [Table Text Block]
	2023	2022
Operating lease cost:
Rental expense	$736	$766

Finance lease cost:
Depreciation expense	$498	$511
Interest expense	33	28
Total finance lease cost	$531	$539

Lease, Liability, Maturity [Table Text Block]
	Finance	Operating	Total
2024	$246	$502	$748
2025	181	440	621
2026	156	262	418
2027	106	165	271
2028	69	61	130
Thereafter	359	-	359
Total lease payments	1,117	1,430	2,547
Less imputed interest	321	160	481
Total	796	1,270	2,066
Less current portion of obligations under leases	198	432	630
Long-term portion of obligations under leases	$598	$838	$1,436